Intangible assets excluding goodwill - Text Details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Intangible assets excluding goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	€ 40	€ 180
Impairment loss recognised in profit or loss, intangible assets other than goodwill	16	276
Intangible assets other than goodwill	€ 3,190	€ 3,526	€ 3,650
Brand names, customer relationships, technology and other intangible assets [Member]
Intangible assets excluding goodwill [Line Items]
Weighted average expected remaining life	9.3	9.4
Customer-related intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill		€ 3
Impairment loss recognised in profit or loss, intangible assets other than goodwill	€ 0	6
Intangible assets other than goodwill	875	1,070	1,143
Customer-related intangible assets [member] | Image Guided Therapy business group [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	€ 261	€ 291
Remaining amortisation period of intangible assets material to entity	14 years	15 years
Customer-related intangible assets [member] | BioTelemetry [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	€ 327	€ 385
Remaining amortisation period of intangible assets material to entity	13 years	14 years
Technology-based intangible assets [member]
Intangible assets excluding goodwill [Line Items]
Acquisitions through business combinations, intangible assets other than goodwill	€ 40	€ 177
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0	46
Intangible assets other than goodwill	1,013	1,102	€ 1,000
Technology-based intangible assets [member] | Image Guided Therapy business group [member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	€ 175	€ 203
Remaining amortisation period of intangible assets material to entity	9 years	10 years
Technology-based intangible assets [member] | BioTelemetry [Member]
Intangible assets excluding goodwill [Line Items]
Intangible assets other than goodwill	€ 123	€ 150
Remaining amortisation period of intangible assets material to entity	9 years	10 years